Long-term receivables and prepaid expenses (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Long-term receivables and prepaid expenses
Short-term portion of long-term receivables	R (1,170)	R (214)
Long-term portion of long-term receivables	5,799	5,582
Long-term prepaid expenses	636	735
Long-term receivables and prepaid expenses	6,435	6,317
Long-term receivables (interest bearing) - joint operations	1,608	1,252
Long-term loans	2,822	2,370
LCCP investment incentives	1,369	1,960
Cost
Long-term receivables and prepaid expenses
Total long-term receivables	7,411	6,007
Impairment
Long-term receivables and prepaid expenses
Total long-term receivables	R (442)	R (211)